- SEGMENT INFORMATION NARRATIVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
North America | Geographic Concentration Risk | Sales Revenue, Goods, Net
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage		88.00%
Operating Segments | Commodities futures and options
Revenue, Major Customer [Line Items]
Net Gain Loss On Commodity Derivative Positions Reclassified From Unallocated Derivative Gains Losses To Segment Income		$ (91,026)	$ (8,515)
Scenario, Forecast | Operating Segments | Commodities futures and options
Revenue, Major Customer [Line Items]
Net Gain Loss On Commodity Derivative Positions Reclassified From Unallocated Derivative Gains Losses To Segment Income	$ (94,449)
Cost of Sales | Commodities futures and options
Revenue, Major Customer [Line Items]
Derivative, Gain (Loss) on Derivative, Net		$ (127,946)